Consolidated Statements of Cash Flows € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating activities:
Net (loss) income (including non-controlling interests)	$ 9,538	$ 15,565	$ (578)
Adjustments to reconcile net income (loss) to net cash provided by operations:
Depreciation and amortization	2,580	2,523	2,960
Net impairment (reversal) charges	1,026	(218)	(133)
Bargain purchase gain	(100)	0	0
Interest expense	401	357	477
Interest income	(188)	(79)	(56)
Income tax expense	1,717	2,460	1,666
Net gain on disposal of subsidiaries	0	(104)	(1,460)
Income from investments in associates, joint ventures and other investments	(1,317)	(2,204)	(234)
Provision on pensions and other post-employment benefits	176	147	430
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement	15	44	143
Unrealized foreign exchange effects	(82)	(154)	321
Write-downs of inventories to net realizable value, provisions and other non-cash operating expenses net	399	1,313	597
Changes in assets and liabilities that provided (required) cash, net of acquisitions and disposals:
Trade accounts receivable and other	1,133	(2,535)	(76)
Inventories	(2,062)	(8,654)	1,786
Trade accounts payable and other	(294)	4,780	(214)
VAT and other amounts (paid) received to/from public authorities	(410)	(123)	400
Other working capital and provisions movements	608	(672)	(564)
Interest paid	(440)	(479)	(604)
Interest received	178	73	69
Income taxes paid	(2,940)	(2,128)	(705)
Dividends received from associates, joint ventures and other investments	493	261	189
Cash contributions to plan assets and benefits paid for pensions and other post-employment benefits	(228)	(268)	(332)
Net cash provided by operating activities	10,203	9,905	4,082
Investing activities:
Purchase of property, plant and equipment and intangibles	(3,468)	(3,008)	(2,439)
Disposals of net assets of subsidiaries, net of cash disposed of nil, 4 and 7 in 2022, 2021 and 2020, respectively	0	(4)	497
Acquisitions of net assets of subsidiaries, net of cash acquired of 39, 10 and nil in 2022, 2021 and 2020, respectively	(939)	(25)	0
Lease installments and capital expenditure refund relating to ArcelorMittal Italia acquisition	0	(14)	(139)
Cash collateral for the TSR receivables retained in ArcelorMittal USA after disposal	0	260	(260)
Disposal of common and preferred Cleveland-Cliffs shares	0	2,680	0
(Acquisitions) disposals of financial assets	(32)	(80)	59
Other investing activities net	(44)	(149)	271
Net cash provided by / (used in) investing activities	(4,483)	(340)	(2,011)
Financing activities:
(Payments) proceeds from mandatorily convertible subordinated notes	0	(1,196)	1,237
Payments from put and call option on shares	0	0	(135)
Proceeds from short-term debt	434	287	430
Proceeds from long-term debt	3,893	147	323
Payments of short-term debt	(1,044)	(1,664)	(1,503)
Payments of long-term debt	0	(2,332)	(1,645)
Equity offering	0	0	740
Share buyback	(2,937)	(5,170)	(500)
Dividends paid (includes 331, 260 and 181 of dividends paid to non-controlling shareholders in 2022, 2021 and 2020, respectively)	(663)	(572)	(181)
Repayment of cash pooling liability to Acciaierie d'Italia	0	(199)	0
Payment of principal portion of lease liabilities and other financing activities	(160)	(199)	(264)
Net cash provided by / (used in) financing activities	(477)	(10,898)	(1,498)
Net increase (decrease) in cash and cash equivalents	5,243	(1,333)	573
Effect of exchange rate changes on cash	(158)	(55)	163
Cash and cash equivalents:
At the beginning of the year	4,215	5,600	4,867
Reclassification of the period-end cash and cash equivalents from (to) held for sale	0	3	(3)
At the end of the year	$ 9,300	$ 4,215	$ 5,600